Debt Obligations	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Debt Obligations

6. DEBT OBLIGATIONS
The following is a summary of the outstanding principal balances and interest rates, which include the effect of derivative financial instruments, for our debt obligations as of March 31, 2021 and December 31, 2020 (dollars in thousands):

	Interest Rate(1)	March 31, 2021	December 31, 2020
Revolving credit facility	LIBOR + 1.4%	$—	$—
Term loans(2)	1.4% - 4.6%	1,622,500	1,622,500
Secured loan facilities	3.4% - 3.5%	395,000	395,000
Mortgages	3.5% - 7.2%	273,590	290,022
Finance lease liability		91	164
Assumed market debt adjustments, net		(1,587)	(1,543)
Deferred financing expenses, net		(12,622)	(13,538)
Total		$2,276,972	$2,292,605

Weighted-average interest rate		3.0%	3.1%
(1)Interest rates are as of March 31, 2021.
(2)Our term loans carry an interest rate of LIBOR plus a spread. While most of the rates are fixed through the use of swaps, there is a portion of these loans that are not subject to a swap, and thus are still indexed to LIBOR.
In April 2021, we repaid $25.1 million in mortgage loans ahead of their scheduled maturities.
The allocation of total debt between fixed-rate and variable-rate as well as between secured and unsecured, excluding market debt adjustments and deferred financing expenses, net, and including the effects of derivative financial instruments (see Notes 7 and 12) as of March 31, 2021 and December 31, 2020, is summarized below (in thousands):

	March 31, 2021	December 31, 2020
As to interest rate:
Fixed-rate debt	$1,598,681	$1,727,186
Variable-rate debt	692,500	580,500
Total	$2,291,181	$2,307,686
As to collateralization:
Unsecured debt	$1,622,500	$1,622,500
Secured debt	668,681	685,186
Total	$2,291,181	$2,307,686

9. DEBT OBLIGATIONS
The following is a summary of the outstanding principal balances and interest rates, which includes the effect of derivative financial instruments, on our debt obligations as of December 31, 2020 and 2019 (in thousands):

	Interest Rate(1)	2020	2019
Revolving credit facility	LIBOR + 1.4%	$—	$—
Term loans(2)	1.4% - 4.6%	1,622,500	1,652,500
Secured loan facilities	3.4% - 3.5%	395,000	395,000
Mortgages	3.5% - 7.2%	290,022	324,578
Finance lease liability		164	443
Assumed market debt adjustments, net		(1,543)	(1,218)
Deferred financing expenses, net		(13,538)	(17,204)
Total		$2,292,605	$2,354,099
(1)Interest rates are as of December 31, 2020.
(2)Our term loans carry an interest rate of LIBOR plus a spread. While most of the rates are fixed through the use of swaps, there is a portion of these loans that are not subject to a swap, and thus are still indexed to LIBOR.
Revolving Credit Facility—We have a $500 million revolving credit facility with availability of $490.4 million, which is net of current issued letters of credit, as of December 31, 2020. The maturity date is October 2021, with additional options to extend the maturity to October 2022. We pay a fee of 0.25% on the unused portion of the facility if our borrowings are less than 50% of our capacity or a fee of 0.15% if our borrowings are greater than 50%, but less than 100%, of our capacity.
In April 2020, we borrowed $200 million on our revolving credit facility to meet our operating needs for a sustained period due to the COVID-19 pandemic. Our rent and recovery collections during the second quarter, combined with other cost saving initiatives, sufficiently funded our short term operating needs and provided enough stability to allow us to repay in full the outstanding balance on our revolving credit facility in June 2020.
Term Loans—We have six unsecured term loans with maturities ranging from 2022 to 2025. Our term loans have interest rates of LIBOR plus interest rate spreads based on our leverage ratios. We have utilized interest rate swaps to fix the rates on the majority of our term loans, with $580.5 million in term loans not fixed through such swaps.
In January 2020, we made the final $30 million payment on our term loan maturing in 2021.
In May 2019, we exercised a $60 million delayed draw feature on one of our term loans, and we used the proceeds from this draw to pay down our revolving credit facility. In September 2019, we repriced a $200 million term loan, lowering the interest rate spread from 1.75% over LIBOR to 1.25% over LIBOR, while maintaining the current maturity of September 2024. In October 2019, we repriced a $175 million term loan from a spread of 1.75% over LIBOR to 1.25% over LIBOR, while maintaining the current maturity of October 2024. Finally, in December 2019, we paid down $265.9 million in term loan debt primarily with the proceeds from a secured loan as well as the proceeds from property dispositions.
As of December 31, 2020 and 2019, the weighted-average interest rate, including the impact of swaps, on our term loans was 2.7% and 3.2%, respectively.
Secured Debt—Our secured debt includes two facilities secured by certain properties in our portfolio, mortgage loans secured by individual properties, and finance leases. The interest rates on our secured debt are fixed. At the closing of the Merger, we assumed $102.3 million in mortgage loans. We contributed $175.0 million of our secured debt to GRP I in November 2018. In connection with the debt contributed to GRP I, we wrote-off deferred financing expenses of $2.1 million. In December 2019, we executed a $200 million secured loan. The loan matures in 2030 and has a 3.35% interest rate. As of December 31, 2020 and 2019 our weighted average interest rate for our secured debt was 4.0% and 4.1%, respectively.
Debt Allocation—The allocation of total debt between fixed-rate and variable-rate as well as between secured and unsecured, excluding market debt adjustments and deferred financing expenses, as of December 31, 2020 and 2019, is summarized below (in thousands):

	2020	2019
As to interest rate:(1)
Fixed-rate debt	$1,727,186	$2,122,021
Variable-rate debt	580,500	250,500
Total	$2,307,686	$2,372,521
As to collateralization:
Unsecured debt	$1,622,500	$1,652,500
Secured debt	685,186	720,021
Total	$2,307,686	$2,372,521

Weighted-average interest rate(1)	3.1%	3.4%
(1)Includes the effects of derivative financial instruments (see Notes 10 and 17).
Maturity Schedule—Below is our maturity schedule with the respective principal payment obligations, excluding finance lease liabilities, market debt adjustments, and deferred financing expenses (in thousands):

	2021	2022	2023	2024	2025	Thereafter	Total
Term loans	$—	$375,000	$300,000	$475,000	$472,500	$—	$1,622,500
Secured debt	62,589	61,898	79,569	28,162	27,881	424,923	685,022
Total	$62,589	$436,898	$379,569	$503,162	$500,381	$424,923	$2,307,522